Summary of Stock-Based Compensation Plan (Detail) - Mar. 31, 2015 - JPY (¥) ¥ / shares in Units, ¥ in Millions	Total
Weighted-average exercise price
Exercisable at end of fiscal year	¥ 1
Mizuho Financial Group Inc, Mizuho Bank Limited, Mizuho Trust & Banking Limited and Mizuho Securities Corporation Limited
Number of shares
Outstanding at beginning of fiscal year	22,543,000
Granted during fiscal year	9,602,000
Exercised during fiscal year	8,187,000
Outstanding at end of fiscal year	23,958,000
Exercisable at end of fiscal year	0
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	1
Exercised during fiscal year	1
Outstanding at end of fiscal year	1
Exercisable at end of fiscal year	¥ 0
Weighted-average remaining contractual term
Outstanding at end of fiscal year	18 years 4 months 28 days
Exercisable at end of fiscal year
Aggregate intrinsic value
Outstanding at end of fiscal year	¥ 5,034
Exercisable at end of fiscal year	¥ 0